Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB

Buildings	300,909	308,806
Leasehold improvements	30,042	—
Electronic equipment	12,587	11,187
Furniture and office equipment	6,001	7,019
Vehicles	2,279	2,743
Computer software	3,473	3,473
Subtotal	355,291	333,228
Less: accumulated depreciation and amortization	(55,550)	(33,998)
Less: accumulated impairment	—	(17,953)
Property and equipment, net	299,741	281,277